Inventories - Schedule of Inventories (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Inventories [Abstract]
Raw materials	$ 816,249	$ 4,095,069
Finished goods	455,347	497,010
Goods shipped in transit	3,692,501	595,723
Work in progress	533,329	112,656
Total inventories	$ 5,497,426	$ 5,300,458